STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.3%
Automobiles & Components - .8%
Aptiv	14,470	[a]	2,320,264
BorgWarner	9,390		406,399
Gentex	139,680		4,809,182
Harley-Davidson	154,593		5,662,742
Lear	18,593		3,119,719
QuantumScape	17,740	[a]	511,622
Thor Industries	52,799		5,581,382
			22,411,310
Banks - 3.9%
Citizens Financial Group	26,980		1,275,345
Comerica	19,000		1,568,070
Cullen/Frost Bankers	6,220		783,036
East West Bancorp	114,407		8,809,339
Essent Group	33,857		1,407,774
F.N.B.	47,780		557,115
Fifth Third Bancorp	302,061		12,731,871
First Hawaiian	30,565		802,331
First Horizon	9,460		152,590
First Republic Bank	29,128		6,106,976
Huntington Bancshares	1,318,818		19,571,259
KeyCorp	460,410		10,331,600
M&T Bank	3,655		535,860
MGIC Investment	71,255		1,004,695
PacWest Bancorp	5,825		260,611
Popular	155,123		12,071,672
Regions Financial	126,240		2,871,960
Rocket Companies, CI. A	13,385	[a]	207,468
Signature Bank	41,321		12,491,338
Sterling Bancorp	43,580		1,081,220
SVB Financial Group	6,351	[a]	4,396,988
Synovus Financial	30,815		1,395,611
Truist Financial	124,702		7,396,076
Umpqua Holdings	22,490		428,659
UWM Holdings	18,845		129,842
Webster Financial	18,865		1,016,635
Wintrust Financial	8,355		731,313
Zions Bancorp	31,720		2,000,898
			112,118,152

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 10.4%
A.O. Smith	11,385		899,984
Advanced Drainage Systems	135,312		16,739,448
AECOM	17,410	[a]	1,200,245
Air Lease	8,345		338,724
Allegion	13,756		1,700,792
Allison Transmission Holdings	35,009		1,210,961
Altra Industrial Motion	49,935		2,632,074
AMETEK	118,689		16,201,048
Axon Enterprise	66,905	[a]	11,292,895
BWX Technologies	61,429		2,930,163
Carrier Global	38,505		2,083,891
ChargePoint Holdings	13,975	[a]	356,642
CNH Industrial	668,990	[a]	10,944,676
Colfax	161,311	[a]	7,491,283
Cummins	6,041		1,267,100
Curtiss-Wright	26,607		3,347,693
Donaldson	32,690		1,844,697
Dover	64,464		10,562,426
Eaton	53,663		8,696,626
Fastenal	19,190		1,135,472
Flowserve	19,205		575,766
Fortune Brands Home & Security	47,969		4,822,324
Generac Holdings	31,661	[a]	13,336,880
General Dynamics	20,323		3,840,437
Graco	41,844		3,050,009
HEICO, Cl. A	53,001	[a]	6,582,724
Hexcel	77,566	[a]	3,985,341
Howmet Aerospace	172,421		4,850,203
Huntington Ingalls Industries	15,065		2,674,188
IDEX	68,138		15,303,113
Ingersoll Rand	26,105		1,522,966
ITT	48,572		4,593,940
L3Harris Technologies	20,655		4,318,547
Lincoln Electric Holdings	11,160		1,506,154
Masco	171,481		11,300,598
Maxar Technologies	59,303		1,632,612
Mercury Systems	72,379	[a]	3,542,952
MSC Industrial Direct, Cl. A	1,005		79,094
Nordson	14,501	[a]	3,686,009
nVent Electric	13,130		457,318
Oshkosh	40,304		4,336,710
Owens Corning	35,253		2,990,865
PACCAR	26,335		2,196,866
Parker-Hannifin	32,014		9,670,149

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Capital Goods - 10.4% (continued)
Plug Power	35,890	[a]	1,430,216
Quanta Services	82,906		9,433,045
Resideo Technologies	99,552	[a]	2,597,312
Rockwell Automation	12,719		4,276,128
Roper Technologies	33,202		15,410,708
Sensata Technologies Holding	36,084	[a]	2,009,879
Shoals Technologies Group, Cl. A	6,680	[a]	187,708
Snap-on	3,705		762,897
Spirit AeroSystems Holdings, Cl. A	9,680		366,485
Stanley Black & Decker	16,676		2,914,298
Sunrun	24,500	[a]	1,127,980
Textron	114,028		8,073,182
The Timken Company	22,040		1,450,893
Trane Technologies	18,780		3,505,287
TransDigm Group	8,180	[a]	4,728,449
Trex	5,817	[a]	772,323
United Rentals	12,836	[a]	4,348,067
Vertiv Holdings	111,138		2,849,578
W.W. Grainger	6,335		3,049,732
Watsco	24,801		7,259,501
Westinghouse Air Brake Technologies	19,895		1,766,079
Xylem	35,871		4,344,337
			296,396,689
Commercial & Professional Services - 4.4%
ADT	551,852		4,585,890
ASGN	35,399	[a]	4,307,350
Cintas	16,745		7,069,572
Clarivate	604,773	[a]	14,115,402
Copart	109,530	[a]	15,899,375
CoStar Group	232,362	[a]	18,068,469
Equifax	17,235		4,802,533
IAA	12,220	[a]	590,226
IHS Markit	38,186		4,880,935
Jacobs Engineering Group	12,785		1,822,630
Leidos Holdings	38,277		3,364,931
Republic Services	32,330		4,275,966
Ritchie Bros Auctioneers	155,401		10,548,620
Robert Half International	43,893		4,879,585
Science Applications International	29,550		2,478,949
Stericycle	280	[a]	15,820
Verisk Analytics	65,041		14,625,770
Waste Connections	60,480		8,047,469
			124,379,492

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Consumer Durables & Apparel - 4.1%
Callaway Golf	59,487	[a]	1,603,770
Capri Holdings	21,955	[a]	1,300,175
D.R. Horton	12,075		1,179,727
Garmin	21,926		2,927,998
Hanesbrands	51,240		827,526
Hasbro	140,740		13,639,113
Leggett & Platt	22,780		920,084
Lululemon Athletica	66,874	[a]	30,388,214
Mohawk Industries	24,285	[a]	4,076,723
Newell Brands	264,954		5,688,562
NVR	650	[a]	3,396,471
Peloton Interactive, Cl. A	279,802	[a]	12,311,288
Polaris	47,774		5,340,655
PulteGroup	38,310		1,916,649
Skechers USA, CI. A	221,515	[a]	9,950,454
Tapestry	56,725		2,275,807
Tempur Sealy International	55,647		2,383,917
Toll Brothers	25,915		1,644,825
Under Armour, Cl. A	283,723	[a]	6,693,026
Whirlpool	33,121		7,211,767
			115,676,751
Consumer Services - 3.9%
Aramark	263,311		8,794,587
Caesars Entertainment	1,759	[a]	158,433
Carnival	87,194	[a]	1,536,358
Chipotle Mexican Grill	2,787	[a]	4,580,184
Churchill Downs	2,056		460,996
Darden Restaurants	30,919		4,265,276
Domino's Pizza	1,213		635,782
DraftKings, Cl. A	121,901	[a]	4,211,680
Expedia Group	173,458	[a]	27,942,349
Frontdoor	13,494	[a]	466,353
H&R Block	21,615		511,843
Hilton Worldwide Holdings	19,703	[a]	2,661,284
Hyatt Hotels, Cl. A	3,080	[a]	242,612
International Game Technology	56,987		1,539,789
Las Vegas Sands	62,102	[a]	2,212,073
Marriott International, Cl. A	21,678	[a]	3,198,806
Marriott Vacations Worldwide	2,339		357,048
Membership Collective Group, Cl. A	233,946	[a]	2,905,609
MGM Resorts International	51,420		2,035,204
Norwegian Cruise Line Holdings	557,602	[a]	10,878,815
Penn National Gaming	24,500	[a]	1,255,135
Planet Fitness, Cl. A	150,612	[a]	12,303,494

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Consumer Services - 3.9% (continued)
Royal Caribbean Cruises	26,551	[a]	1,853,791
Service Corp. International	40,545		2,682,457
Six Flags Entertainment	27,440	[a]	1,003,481
The Wendy's Company	62,195		1,279,973
Travel + Leisure	47,710		2,348,286
Wyndham Hotels & Resorts	60,686		4,823,323
Wynn Resorts	37,195	[a]	3,013,167
Yum China Holdings	18,955		949,645
			111,107,833
Diversified Financials - 4.8%
AGNC Investment	62,145	[b]	950,197
Ally Financial	58,030		2,659,515
Ameriprise Financial	65,905		19,086,088
Ares Management, Cl. A	170,066		13,802,557
Capital One Financial	77,943		10,953,330
Cboe Global Markets	8,370		1,079,228
Credit Acceptance	1,322	[a]	826,118
Discover Financial Services	70,113		7,561,687
Equitable Holdings	41,880		1,317,545
Evercore, Cl. A	9,198		1,275,763
Franklin Resources	30,910		1,001,484
Intercontinental Exchange	73,806		9,647,920
Invesco	43,145		963,428
KKR & Co.	20,610		1,534,414
LPL Financial Holdings	67,015		10,562,234
MarketAxess Holdings	2,287		806,602
MSCI	3,382		2,128,800
Nasdaq	23,680		4,812,486
Northern Trust	19,900		2,302,430
Raymond James Financial	108,600		10,674,294
SLM	189,789		3,374,448
Starwood Property Trust	66,080	[b]	1,649,357
State Street	56,645		5,039,706
Synchrony Financial	56,864		2,546,939
T. Rowe Price Group	17,895		3,578,105
Tradeweb Markets, Cl. A	40,724		3,909,504
Upstart Holdings	2,968	[a]	608,114
Virtu Financial, Cl. A	31,665		892,320
Voya Financial	159,056		9,883,740
			135,428,353
Energy - 3.5%
Baker Hughes	69,870		1,630,766
ChampionX	95,148	[a]	1,941,971
Cheniere Energy	25,110		2,631,779

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Energy - 3.5% (continued)
ConocoPhillips	97,207		6,817,127
Continental Resources	13,190		584,845
Coterra Energy	50,675		1,017,554
Devon Energy	115,168		4,843,966
Diamondback Energy	75,982		8,109,559
DT Midstream	10,030		460,076
EQT	664,986	[a]	12,920,678
Halliburton	184,047		3,973,575
Helmerich & Payne	22,242		499,333
Hess	30,550		2,276,586
HollyFrontier	84,402	[a]	2,727,873
Marathon Oil	141,040		2,184,710
Marathon Petroleum	95,868		5,833,568
New Fortress Energy	21,722		540,661
NOV	74,525		888,338
Occidental Petroleum	59,865		1,774,997
ONEOK	25,660		1,535,494
Pioneer Natural Resources	100,155		17,859,640
Schlumberger	229,337		6,577,385
Targa Resources	26,145		1,349,866
The Williams Companies	37,060		992,837
Valero Energy	146,622		9,814,877
			99,788,061
Food & Staples Retailing - .2%
Casey's General Stores	4,406		856,042
Grocery Outlet Holding	11,765	[a]	340,714
The Kroger Company	25,875		1,074,589
US Foods Holding	137,873	[a]	4,331,970
			6,603,315
Food, Beverage & Tobacco - 1.4%
Archer-Daniels-Midland	18,945		1,178,568
Beyond Meat	5,379	[a]	377,929
Brown-Forman, Cl. B	21,662		1,524,138
Bunge	15,695		1,358,716
Coca-Cola European Partners	71,933		3,551,332
Conagra Brands	265,252		8,103,449
Darling Ingredients	925	[a]	62,456
Freshpet	26,407	[a]	2,852,484
Ingredion	6,635		617,918
Keurig Dr. Pepper	66,625		2,264,584
Lamb Weston Holdings	17,296		898,008
McCormick & Co.	38,670		3,318,659
Molson Coors Beverage, Cl. B	147,589		6,558,855
Nomad Foods	8,237	[a]	196,782

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Food, Beverage & Tobacco - 1.4% (continued)
The Hain Celestial Group	14,670	[a]	578,438
The Hershey Company	12,140		2,154,729
The J.M. Smucker Company	3,972		502,339
Tyson Foods, Cl. A	38,890		3,070,754
			39,170,138
Health Care Equipment & Services - 7.9%
ABIOMED	51,089	[a]	16,081,795
Alcon	74,748	[a]	5,860,243
Align Technology	37,391	[a]	22,865,718
Amedisys	3,429	[a]	478,860
AmerisourceBergen	64,481		7,463,676
Boston Scientific	48,760	[a]	1,856,293
Centene	202,378	[a]	14,451,813
Cerner	20,590		1,450,565
Certara	4,005	[a]	107,855
Change Healthcare	47,590	[a]	965,125
Cigna	9,837		1,887,720
DaVita	12,890	[a]	1,218,105
Dentsply Sirona	15,876		773,796
DexCom	32,644	[a]	18,365,188
Encompass Health	79,047		4,554,688
Envista Holdings	14,515	[a]	563,182
Figs, Cl. A	7,265	[a]	241,489
Guardant Health	2,576	[a]	270,789
HCA Healthcare	16,984		3,831,421
HealthEquity	22,678	[a]	1,240,033
Henry Schein	22,740	[a]	1,615,904
Hill-Rom Holdings	12,660		1,968,630
Hologic	3,030	[a]	226,432
Humana	12,293		5,159,495
IDEXX Laboratories	27,199	[a]	16,538,896
Insulet	22,148	[a]	6,388,369
Laboratory Corp. of America Holdings	34,475	[a]	9,836,752
Masimo	24,879	[a]	6,919,347
Molina Healthcare	18,985	[a]	5,414,142
Novocure	372	[a]	34,834
Oak Street Health	11,735	[a]	363,198
Penumbra	2,214	[a]	543,869
Quest Diagnostics	20,900		3,107,412
Quidel	7,545	[a]	1,113,340
ResMed	22,965		5,852,630
Signify Health, CI. A	9,590	[a]	130,328
Steris	44,058		9,627,995
Tandem Diabetes Care	5,716	[a]	734,620

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Health Care Equipment & Services - 7.9% (continued)
Teladoc Health	68,092	[a]	6,894,315
Teleflex	17,775		5,286,640
The Cooper Companies	18,697	[a]	7,038,860
Universal Health Services, Cl. B	39,317		4,668,107
Veeva Systems, Cl. A	17,476	[a]	4,938,368
Zimmer Biomet Holdings	124,821		14,928,592
			223,859,429
Household & Personal Products - .5%
Church & Dwight	122,033		10,907,310
Coty, Cl. A	81,095	[a]	789,054
Herbalife Nutrition	4,435	[a]	165,692
Spectrum Brands Holdings	50		5,005
The Clorox Company	9,182		1,495,289
			13,362,350
Insurance - 2.7%
Aflac	42,432		2,297,268
Alleghany	7,608	[a]	4,921,463
American Financial Group	10,223		1,365,895
American International Group	87,486		4,601,764
Aon, Cl. A	14,679		4,341,608
Arch Capital Group	151,291	[a]	6,109,131
Assurant	20,175		3,068,617
Assured Guaranty	22,525		1,103,049
Brighthouse Financial	3,515	[a]	170,864
Cincinnati Financial	18,094		2,060,907
Erie Indemnity, Cl. A	127		23,598
Everest Re Group	26,862		6,886,880
Fidelity National Financial	38,340		1,875,209
First American Financial	6,095		452,127
Globe Life	32,510		2,813,415
GoHealth, Cl. A	15,405	[a]	54,534
Kemper	2,025		112,023
Lincoln National	29,615		1,964,363
Markel	4,875	[a]	5,824,747
Old Republic International	68,960		1,652,282
Principal Financial Group	37,100		2,544,318
Prudential Financial	6,660		681,052
Reinsurance Group of America	96,544		9,162,991
RenaissanceRe Holdings	12,583		1,939,166
The Hanover Insurance Group	2,953		359,528
The Hartford Financial Services Group	53,110		3,510,571
The Travelers Companies	14,814		2,176,917
Unum Group	65,625		1,515,937

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Insurance - 2.7% (continued)
W.R. Berkley	45,395		3,479,073
			77,069,297
Materials - 4.2%
Albemarle	14,520		3,869,435
Ashland Global Holdings	9,861		996,651
Avery Dennison	27,850		5,711,199
Axalta Coating Systems	96,490	[a]	2,925,577
Ball	27,110		2,533,429
Celanese	21,213		3,210,800
Cleveland-Cliffs	17,755	[a]	361,314
Corteva	176,987		7,964,415
Crown Holdings	39,609		4,190,632
DuPont de Nemours	65,882		4,872,633
Eagle Materials	42,775		6,596,760
Eastman Chemical	14,635		1,526,284
FMC	63,489		6,360,963
Freeport-McMoRan	284,447		10,547,295
Huntsman	38,360		1,215,628
Ingevity	22,600	[a]	1,625,166
International Flavors & Fragrances	12,210		1,735,896
International Paper	2,950		134,284
LyondellBasell Industries, Cl. A	10,725		934,469
Martin Marietta Materials	8,375		3,379,396
Newmont	154,874		8,505,680
Olin	18,700		1,016,345
Packaging Corp. of America	16,505		2,155,388
PPG Industries	17,974		2,771,052
Reliance Steel & Aluminum	9,199		1,367,247
Royal Gold	9,890		989,297
RPM International	7,120		648,205
Sealed Air	29,410		1,826,949
Sonoco Products	20,410		1,186,433
Steel Dynamics	41,570		2,485,886
Sylvamo	194	[a]	5,874
The Chemours Company	485		14,405
The Mosaic Company	400,599		13,708,498
U.S. Steel	23,455		530,318
Valvoline	27,071		922,309
Vulcan Materials	41,797		8,009,977
WestRock	27,221		1,181,119
			118,017,208
Media & Entertainment - 2.8%
Activision Blizzard	142,717	[a]	8,363,216
Altice USA, Cl. A	30,900	[a]	489,456

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Media & Entertainment - 2.8% (continued)
Cable One	331		586,552
Discovery, Cl. C	44,790	[a]	1,017,181
DISH Network, Cl. A	15,915	[a]	497,344
Fox, Cl. A	28,045		1,001,487
InterActiveCorp	13,255	[a]	1,771,531
Liberty Broadband, Cl. A	2,552	[a]	386,832
Liberty Broadband, Cl. C	13,908	[a]	2,153,654
Liberty Media Corp-Liberty Formula One, Cl. C	124,840	[a]	7,605,253
Liberty Media Corp-Liberty SiriusXM, Cl. A	10,210	[a]	498,248
Liberty Media Corp-Liberty SiriusXM, Cl. C	20,420	[a]	999,151
Live Nation Entertainment	77,253	[a]	8,239,032
Loyalty Ventures	2,334	[a]	66,986
Match Group	44,575	[a]	5,794,304
News Corporation, Cl. A	66,975		1,447,999
Nexstar Media Group, Cl. A	2,490		372,255
Omnicom Group	23,400		1,575,054
Pinterest, Cl. A	35,137		1,407,588
Roku	27,540	[a]	6,268,379
Spotify Technology	33,138	[a]	7,903,413
Take-Two Interactive Software	8,172	[a]	1,355,571
TEGNA	178,450		3,524,387
The Interpublic Group of Companies	55,660		1,847,355
The New York Times Company, Cl. A	17,640		837,900
Twitter	215,104	[a]	9,451,670
ViacomCBS, Cl. B	38,976		1,206,307
Vimeo	21,519	[a]	415,532
Yelp	50,803	[a]	1,741,527
Zynga, Cl. A	99,610	[a]	600,648
			79,425,812
Pharmaceuticals Biotechnology & Life Sciences - 5.9%
10X Genomics, CI. A	29,793	[a]	4,552,668
Adaptive Biotechnologies	4,500	[a]	117,405
Agilent Technologies	38,810		5,856,429
Alnylam Pharmaceuticals	7,849	[a]	1,442,646
Avantor	140,069	[a]	5,529,924
Biohaven Pharmaceutical Holding	54,629	[a]	6,131,559
BioMarin Pharmaceutical	51,939	[a]	4,481,816
Bio-Techne	15,387		7,263,126
Catalent	117,433	[a]	15,108,930
Charles River Laboratories International	8,894	[a]	3,254,048
CureVac	6,825	[a]	329,102

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.9% (continued)
Elanco Animal Health	297,160	[a]	8,540,378
Exact Sciences	13,705	[a]	1,169,996
Horizon Therapeutics	107,735	[a]	11,178,584
ICON	27,307	[a]	7,385,724
Illumina	14,948	[a]	5,460,953
Incyte	14,730	[a]	997,516
Ionis Pharmaceuticals	17,320	[a]	458,980
Iovance Biotherapeutics	12,245	[a]	229,226
IQVIA Holdings	8,686	[a]	2,250,803
Jazz Pharmaceuticals	10,759	[a]	1,289,681
Maravai LifeSciences Holdings, Cl. A	7,835	[a]	359,940
Mettler-Toledo International	3,951	[a]	5,982,328
Mirati Therapeutics	3,257	[a]	445,460
Moderna	21,068	[a]	7,424,995
Neurocrine Biosciences	119,673	[a]	9,962,777
Novavax	6,053	[a]	1,262,837
Organon & Co.	4,745		138,696
Perrigo	18,405		675,648
QIAGEN	28,976	[a]	1,597,447
Repligen	35,878	[a]	10,279,047
Royalty Pharma, CI. A	9,155		364,094
Sage Therapeutics	14,397	[a]	560,187
Sarepta Therapeutics	165,608	[a]	13,382,782
Seagen	9,579	[a]	1,532,640
Ultragenyx Pharmaceutical	3,940	[a]	296,406
uniQure	22,126	[a]	616,209
United Therapeutics	42,041	[a]	7,966,769
Viatris	580,721		7,148,676
Waters	9,687	[a]	3,178,014
West Pharmaceutical Services	4,337		1,919,816
			168,124,262
Real Estate - 5.4%
Alexandria Real Estate Equities	36,984	[b]	7,399,389
American Campus Communities	25,130	[b]	1,300,226
American Homes 4 Rent, Cl. A	86,709	[b]	3,476,164
Americold Realty Trust	88,427	[b]	2,886,257
Apartment Income REIT	17,839	[b]	905,508
AvalonBay Communities	7,330	[b]	1,750,917
Brixmor Property Group	79,420	[b]	1,806,011
Camden Property Trust	19,110	[b]	3,157,163
CBRE Group, Cl. A	139,504	[a]	13,332,397
CoreSite Realty	690	[b]	118,025
Cousins Properties	106,683	[b]	4,028,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Real Estate - 5.4% (continued)
CubeSmart	13,560	[b]	731,155
CyrusOne	13,910	[b]	1,238,268
Digital Realty Trust	52,970	[b]	8,885,188
Duke Realty	105,579	[b]	6,158,423
Equinix	5,452	[b]	4,428,114
Equity Lifestyle Properties	52,700	[b]	4,284,510
Equity Residential	186,820	[b]	15,937,614
Essex Property Trust	21,582	[b]	7,325,794
Extra Space Storage	22,840	[b]	4,568,000
Federal Realty Investment Trust	6,272	[b]	769,386
Gaming & Leisure Properties	8,925	[b]	402,696
Healthcare Trust of America, Cl. A	11,800	[b]	400,728
Healthpeak Properties	120,016	[b]	3,943,726
Highwoods Properties	27,540	[b]	1,189,728
Host Hotels & Resorts	64,354	[a,b]	1,010,358
Hudson Pacific Properties	24,345	[b]	592,557
Iron Mountain	8,705	[b]	395,555
Kilroy Realty	42,337	[b]	2,732,007
Kimco Realty	91,134	[b]	2,043,224
Lamar Advertising, Cl. A	34,737	[b]	3,795,365
Life Storage	11,322	[b]	1,496,089
Medical Properties Trust	104,700	[b]	2,229,063
Mid-America Apartment Communities	6,670	[b]	1,375,687
National Retail Properties	17,080	[b]	753,228
Omega Healthcare Investors	46,470	[b]	1,298,372
Opendoor Technologies	58,628	[a]	928,668
Orion Office REIT	4,325	[a,b]	76,857
Park Hotels & Resorts	31,625	[a,b]	526,240
Rayonier	24,799	[b]	936,658
Realty Income	43,251	[b]	2,937,608
Regency Centers	80,145	[b]	5,557,254
Simon Property Group	22,995	[b]	3,514,556
SL Green Realty	14,030	[b]	974,103
Spirit Realty Capital	23,674	[b]	1,054,913
STORE Capital	25,790	[b]	849,523
UDR	28,390	[b]	1,610,565
Ventas	34,450	[b]	1,616,394
VICI Properties	44,120	[b]	1,200,064
Welltower	88,249	[b]	7,026,385
Weyerhaeuser	27,897	[b]	1,049,206
WP Carey	9,295	[b]	709,673
Zillow Group, Cl. C	60,373	[a]	3,276,443
			151,990,352

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Retailing - 5.2%
Advance Auto Parts	7,533		1,662,684
AutoZone	7,496	[a]	13,620,757
Bath & Body Works	30,190		2,268,175
Best Buy	39,932		4,267,134
Burlington Stores	42,631	[a]	12,496,425
CarMax	16,745	[a]	2,365,231
Carvana	2,965	[a]	831,445
Coupang	113,696	[a]	3,012,944
Dollar Tree	93,510	[a]	12,514,443
Doordash, Cl. A	10,108	[a]	1,807,007
Etsy	31,608	[a]	8,678,925
Farfetch, Cl. A	125,118	[a]	4,305,310
Five Below	3,867	[a]	786,702
Foot Locker	68,035		3,105,117
Genuine Parts	13,963		1,783,634
Kohl's	30,965		1,586,337
Leslie's	11,990	[a]	251,310
Lithia Motors	945		275,307
LKQ	62,514		3,494,533
Ollie's Bargain Outlet Holdings	41,499	[a]	2,568,373
O'Reilly Automotive	28,151	[a]	17,964,842
Petco Health & Wellness	26,555	[a]	509,059
Pool	34,686		19,220,206
Qurate Retail, Ser. A	65,235		521,880
Ross Stores	91,726		10,006,389
The Gap	54,205		896,009
Tractor Supply	14,334		3,229,880
Ulta Beauty	27,727	[a]	10,645,782
Victoria's Secret & Co.	12,270	[a]	666,016
Vroom	1,295	[a]	17,910
Wayfair, Cl. A	8,160	[a]	2,022,374
Williams-Sonoma	7,545		1,470,068
			148,852,208
Semiconductors & Semiconductor Equipment - 2.5%
Enphase Energy	10,153	[a]	2,538,250
First Solar	5,695	[a]	590,002
KLA	6,853		2,796,915
Marvell Technology	79,504		5,658,300
Microchip Technology	65,802		5,489,861
Monolithic Power Systems	2,853		1,579,021
NVIDIA	26,608		8,694,430
NXP Semiconductors	26,529		5,925,517
Qorvo	60,837	[a]	8,896,195
Skyworks Solutions	119,795		18,168,110

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Semiconductors & Semiconductor Equipment - 2.5% (continued)
Teradyne	4,109		628,143
Universal Display	6,433		920,241
Wolfspeed	10,420	[a]	1,277,700
Xilinx	30,960		7,072,812
			70,235,497
Software & Services - 14.1%
Affirm Holdings	33,536	[a]	4,248,340
Akamai Technologies	16,890	[a]	1,903,503
Alliance Data Systems	5,835		397,714
Alteryx, Cl. A	590	[a]	39,217
Anaplan	11,060	[a]	473,479
Ansys	48,268	[a]	18,895,957
Aspen Technology	5,404	[a]	783,742
Avalara	6,619	[a]	924,542
Bill.com Holdings	31,767	[a]	8,921,762
Black Knight	14,860	[a]	1,062,044
BlackLine	83,117	[a]	9,147,026
Broadridge Financial Solutions	68,681		11,577,556
Cadence Design Systems	8,891	[a]	1,577,797
Ceridian HCM Holding	8,830	[a]	966,002
Citrix Systems	11,990		964,356
Cloudflare, Cl. A	9,973	[a]	1,877,318
Cognizant Technology Solutions, Cl. A	46,350		3,614,373
Coupa Software	5,757	[a]	1,132,172
CrowdStrike Holdings, CI. A	14,591	[a]	3,168,290
Datadog, Cl. A	23,155	[a]	4,128,305
Datto Holding	1,905	[a]	44,691
DocuSign	48,268	[a]	11,891,304
Dolby Laboratories, Cl. A	33,717		2,812,335
DoubleVerify Holdings	5,500	[a]	169,840
Dropbox, CI. A	13,585	[a]	334,327
DXC Technology	15,730	[a]	471,743
Dynatrace	14,725	[a]	925,466
Elastic	3,076	[a]	478,195
EPAM Systems	32,487	[a]	19,769,964
Euronet Worldwide	123,203	[a]	12,489,088
Everbridge	7,359	[a]	834,658
EVERTEC	79,449		3,336,064
Fastly, CI. A	18,875	[a]	769,345
Fidelity National Information Services	61,864		6,464,788
Fiserv	82,488	[a]	7,961,742
Five9	1,718	[a]	244,523
FLEETCOR Technologies	4,275	[a]	885,481

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 14.1% (continued)
Fortinet	6,566	[a]	2,180,634
Gartner	43,681	[a]	13,639,392
Global Payments	144,498		17,201,042
Guidewire Software	2,904	[a]	337,851
HubSpot	45,104	[a]	36,394,869
Intuit	33,213		21,664,840
Jack Henry & Associates	13,910		2,109,173
Mandiant	30,045	[a]	509,864
MongoDB	3,612	[a]	1,799,137
N-Able	7,365	[a]	86,907
nCino	7,565	[a]	469,938
New Relic	1,460	[a]	161,812
NortonLifeLock	198,391		4,930,016
Nutanix, Cl. A	11,340	[a]	376,715
Okta	13,797	[a]	2,969,528
Palantir Technologies, Cl. A	120,866	[a]	2,495,883
Palo Alto Networks	12,380	[a]	6,771,117
Paychex	23,210		2,766,632
Paycom Software	5,762	[a]	2,520,760
Paylocity Holding	1,775	[a]	447,904
Paysafe	66,565	[a]	241,631
PTC	5,660	[a]	620,223
RingCentral, Cl. A	9,804	[a]	2,117,468
Sabre	49,775	[a]	374,806
ServiceNow	19,893	[a]	12,884,696
Shift4 Payments, Cl. A	3,880	[a]	201,838
Shopify, Cl. A	10,581	[a]	16,102,060
Smartsheet, Cl. A	11,499	[a]	735,936
SolarWinds	20,210	[a]	291,024
Splunk	133,672	[a]	16,174,312
Square, Cl. A	55,516	[a]	11,565,648
SS&C Technologies Holdings	173,795		13,265,772
StoneCo, CI. A	8,665	[a]	135,174
Synopsys	5,795	[a]	1,976,095
Teradata	515	[a]	22,361
The Trade Desk, Cl. A	88,200	[a]	9,121,644
Twilio, Cl. A	58,881	[a]	16,848,798
Tyler Technologies	26,369	[a]	13,684,984
Unity Software	11,887	[a]	2,049,200
Verisign	20,958	[a]	5,028,034
Wix.com	5,047	[a]	771,182
Zendesk	45,260	[a]	4,621,499
Zoom Video Communications, CI. A	13,787	[a]	2,914,710

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Software & Services - 14.1% (continued)
Zscaler	11,060	[a]	3,837,488
			401,107,646
Technology Hardware & Equipment - 4.9%
Amphenol, Cl. A	306,461		24,694,627
Arista Networks	7,460	[a]	925,488
CDW	3,923		742,859
Ciena	11,675	[a]	703,185
Cognex	78,915		6,096,184
Corning	16,580		614,952
F5	6,940	[a]	1,579,405
Flex	142,522	[a]	2,437,126
HP	54,780		1,932,638
IPG Photonics	579	[a]	95,066
Jabil	15,780		922,499
Keysight Technologies	113,498	[a]	22,073,091
Lumentum Holdings	60,856	[a]	5,280,475
Motorola Solutions	24,129		6,108,980
NetApp	66,850		5,941,628
Nokia, ADR	1,742,402	[a]	9,757,451
Pure Storage, Cl. A	27,470	[a]	850,746
TE Connectivity	55,259		8,506,018
Teledyne Technologies	1,768	[a]	734,233
Trimble	152,481	[a]	13,093,543
Western Digital	242,465	[a]	14,024,176
Xerox Holdings	59,635		1,098,477
Zebra Technologies, Cl. A	16,808	[a]	9,896,214
			138,109,061
Telecommunication Services - .0%
Lumen Technologies	51,800		639,212
Transportation - 1.9%
Alaska Air Group	100,594	[a]	4,885,851
American Airlines Group	39,040	[a]	690,618
Copa Holdings, Cl. A	8,759	[a]	612,429
Delta Air Lines	4,115	[a]	148,963
Expeditors International of Washington	48,655		5,917,421
J.B. Hunt Transport Services	24,655		4,713,050
JetBlue Airways	97,675	[a]	1,310,798
Kansas City Southern	13,686		3,980,573
Landstar System	12,477		2,102,998
Lyft, Cl. A	550,063	[a]	22,338,058
Norfolk Southern	14,046		3,725,982
Ryder System	17,170		1,426,484
TuSimple Holdings, Cl. A	4,325	[a]	172,957

Description	Shares		Value ($)
Common Stocks - 98.3% (continued)
Transportation - 1.9% (continued)
United Airlines Holdings	34,750	[a]	1,468,535
			53,494,717
Utilities - 2.9%
Ameren	53,545		4,368,737
American Electric Power	26,399		2,139,639
American Water Works	24,202		4,079,731
Atmos Energy	2,939		265,450
CenterPoint Energy	316,231		8,193,545
CMS Energy	57,200		3,366,220
DTE Energy	40,196		4,354,835
Edison International	105,996		6,919,419
Entergy	65,621		6,584,411
Essential Utilities	28,770		1,359,958
Eversource Energy	43,050		3,541,723
Exelon	179,390		9,459,235
FirstEnergy	19,505		734,558
IDACORP	1,090		114,036
MDU Resources Group	23,030		627,107
NiSource	44,550		1,091,920
NRG Energy	65,635		2,364,173
OGE Energy	6,140		210,725
Pinnacle West Capital	23,700		1,541,685
PPL	265,048		7,376,286
Public Service Enterprise Group	12,840		802,372
The AES	70,645		1,651,680
UGI	11,375		469,219
Vistra Energy	350,193		6,961,837
WEC Energy Group	20,550		1,786,411
Xcel Energy	42,585		2,713,942
			83,078,854
Total Common Stocks (cost $1,400,945,842)			2,790,445,999

Exchange-Traded Funds - .4%
Registered Investment Companies - .4%
iShares Russell Mid-Cap Growth ETF	71,927		8,265,132
SPDR S&P MidCap 400 ETF Trust	6,209		3,066,004
Total Exchange-Traded Funds (cost $10,962,723)			11,331,136

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $40,032,598)	0.06	40,032,598	[c]	40,032,598
Total Investments (cost $1,451,941,163)		100.1%		2,841,809,733
Liabilities, Less Cash and Receivables		(.1%)		(2,966,494)
Net Assets		100.0%		2,838,843,239

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

SPDR—Standard & Poor's Depository Receipt

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Mid Cap Multi-Strategy Fund

November 30, 2021 (Unaudited)

The following is a summary of the inputs used as of November 30, 2021 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Equity Securities - Common Stocks	2,790,445,999	-	-	2,790,445,999
Exchange-Traded Funds	11,331,136	-	-	11,331,136
Investment Companies	40,032,598	-	-	40,032,598

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At November 30, 2021, accumulated net unrealized appreciation on investments was $1,389,868,570, consisting of $1,425,282,185 gross unrealized appreciation and $35,413,615 gross unrealized depreciation.

At November 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.